Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Deposits
	2019				2018
end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	2,665	1,744	4,409		2,713	1,979	4,692
Interest-bearing demand deposits	118,566	30,552	149,118		125,985	27,794	153,779
Savings deposits	64,304	46	64,350		63,924	48	63,972
Time deposits	27,539	155,111	182,650	[1]	31,681	125,021	156,702	[1]
Total deposits	213,074	187,453	400,527	[2]	224,303	154,842	379,145	[2]
of which due to banks	–	–	16,744		–	–	15,220
of which customer deposits	–	–	383,783		–	–	363,925
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included CHF 182,036 million and CHF 156,562 million as of December 31, 2019 and 2018, respectively, of the Swiss franc equivalent of individual time deposits greater than USD 100,000 in Switzerland and foreign offices.

2 Not included as of December 31, 2019 and 2018 were CHF 116 million and CHF 137 million, respectively, of overdrawn deposits reclassified as loans.